STOCK-BASED COMPENSATION ( Tables)	12 Months Ended
Jun. 30, 2015
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
In April 2014, the Company granted awards as follows:

	Number issued under the
	2006 Incentive	2014 Incentive	Total
Award Type	Stock Plan	Stock Plan	Awarded
Restricted share awards	13,310	65,260	78,570
Incentive stock options	36,802	128,258	165,060
Non-statutory stock options	-	57,771	57,771

	50,112	251,289	301,401

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Information related to stock options for the years ended June 30, 2015 and 2014 is as follows:

			Weighted
		Weighted	Average
		Average	Remaining
		Exercise	Contractual
	Shares	Price	Term

Outstanding at June 30, 2013	227,626	17.54
Granted	222,831	11.33
Forfeited	—	—
Exercised	—	—
Outstanding at June 30, 2014	450,457	14.47
Granted	—	—
Forfeited	—	—
Exercised	—	—
Outstanding at June 30, 2015	450,457	14.47	5.1 years

Exercisable at June 30, 2015	272,192	16.52	2.7 years

Fair value of options		$2.75

Schedule Of Share Based Compensation Unvested Stock Options Activity [Table Text Block]
A summary of the status of unvested stock options for the years ended June 30, 2015 and 2014 is as follows:

		Weighted
		Average
		Grant Date
	Shares	Fair Value

Outstanding at June 30, 2013	—	—
Granted	222,831	1.88
Vested	—	—
Forfeited	—	—
Outstanding at June 30, 2014	222,831	1.88
Granted	—	—
Vested	(44,566)	1.88
Forfeited	—	—
Outstanding at June 30, 2015	178,265	1.88

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
Information related to restricted stock grants for the years ended June 30, 2015 and 2014 is as follows:

		Weighted
		Average
		Grant Date
	Shares	Fair Value

Outstanding at June 30, 2013	—	—
Granted	78,570	11.33
Vested	—	—
Forfeited	—	—
Outstanding at June 30, 2014	78,570	11.33
Granted	—	—
Vested	(15,714)	11.33
Forfeited	—	—
Outstanding at June 30, 2015	62,856	11.33